Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Potentially Dilutive Shares [Line Items]
Potentially dilutive shares	10,762,681	2,234,580
Stock options [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Potentially dilutive shares	522,850	22,850
Warrants [Member]
Schedule of Potentially Dilutive Shares [Line Items]
Potentially dilutive shares	10,239,831	2,211,730